SEGMENT INFORMATION - Adjusted EBITDA by Reportable Segment (Details) - Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 215,972	$ 174,097	$ 116,849
Marcellus Shale Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	15,940	6,333
Williston Basin – Gas Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	20,422	16,865
Williston Basin – Liquids Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	11,129	485
Barnett Shale Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	60,528	69,473	63,670
Piceance Basin Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 107,953	$ 80,941	$ 53,179